Subsequent events - Earn-in agreement (Details) - Subsequent events - Carolina Project $ in Millions	Dec. 31, 2021 USD ($)
Subsequent events
Earn-in expenditures to achieve initial interest	$ 6.0
Earn-In Expenditures Required to Achieve Maximum Ownership Interest	$ 26.0
Maximum Potential Ownership	85.00%